Summary of Significant Accounting Policies - Schedule of Acquired Intangible Assets, Net Estimated Average Useful Lives (Details)	12 Months Ended
Dec. 31, 2020
License And Related Trademarks | Maximum
Finite-Lived Intangible Assets [Line Items]
Definite-lived intangible assets, useful life	15 years
License And Related Trademarks | Minimum
Finite-Lived Intangible Assets [Line Items]
Definite-lived intangible assets, useful life	10 years
Completed Technology
Finite-Lived Intangible Assets [Line Items]
Definite-lived intangible assets, useful life	5 years
Customer Relationships | Maximum
Finite-Lived Intangible Assets [Line Items]
Definite-lived intangible assets, useful life	5 years
Customer Relationships | Minimum
Finite-Lived Intangible Assets [Line Items]
Definite-lived intangible assets, useful life	4 years